Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 $ / shares shares	Sep. 22, 2016 shares
Disclosure of classes of share capital [abstract]
Price per share | $ / shares					$ 16.60
Shares cancelled | $ / shares					6.98
Share purchase options exercised | $ / shares		$ 24.83		$ 29.44
Restricted share units released | $ / shares			$ 0.00		0.00
Dividend reinvestment plan | $ / shares			$ 20.34		$ 19.05
Balance, shares at beginning of period	404,039,065	441,456,217	441,456,217	404,039,065	404,039,065
Shares issued				38,105,250	38,105,250
Number of shares that have been repurchased during the period and have been retired	(2,295,665)			(2,295,665)	(2,295,665)	(3,060,454)
Share purchase options exercised		70,600	70,600	963,250	963,250
Restricted share units released		21,975	21,975	19,386	19,386
Dividend reinvestment plan		1,175,517	1,175,517	624,931	624,931
Balance, shares at end of period		442,724,309	442,724,309	441,456,217	441,456,217